Performance Management	Dec. 31, 2024
Man Active High Yield ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
Once the Fund has completed a full calendar year of operations, a bar chart and table will be included in this Summary Prospectus that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a broad measure of market performance.  Once available, the Fund’s current performance information will be available at www.man.com/products/man-active-high-yield-etf or by calling (866) 505-1108. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included in this Summary Prospectus that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a broad measure of market performance.
Performance Availability Website Address [Text]	www.man.com/products/man-active-high-yield-etf
Performance Availability Phone [Text]	(866) 505-1108
Man Active Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
Once the Fund has completed a full calendar year of operations, a bar chart and table will be included in this Summary Prospectus that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a broad measure of market performance.  Once available, the Fund’s current performance information will be available at www.man.com/products/man-active-income-etf or by calling (866) 505-1108. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included in this Summary Prospectus that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a broad measure of market performance.
Performance Availability Website Address [Text]	www.man.com/products/man-active-income-etf
Performance Availability Phone [Text]	(866) 505-1108